CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS
Summary of reconciliation of cash and cash equivalents, and restricted cash

	As of December 31,
	2021	2022
Cash and cash equivalents	33,322	31,168
Cash and cash equivalents	33,322	31,168